11. NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Non-financial Assets And Liabilities
Changes in property plant and equipment
	Original values
Type of good	At the beginning	Increases	Impairment	Transfers (1)	Decreases	Traslation effect	At the end

Land	22	-	-	-	(8)	-	14
Buildings	207	1	(8)	4	(1)	(1)	202
Equipment and machinery	1,051	1	(90)	297	(5)	-	1,254
High, medium and low voltage lines	1,010	3	-	72	(4)	(32)	1,049
Substations	365	-	-	14	-	(12)	367
Transforming chamber and platforms	208	4	-	15	(1)	(7)	219
Meters	209	1	-	23	-	(7)	226
Wells	562	24	-	94	(8)	-	672
Mining property	267	-	(14)	-	-	-	253
Vehicles	22	1	-	-	-	(1)	22
Furniture and fixtures and software equipment	67	4	-	4	-	(1)	74
Communication equipments	15	-	-	-	-	-	15
Materials and spare parts	32	19	-	(14)	-	-	37
Distribution storage center	10	-	-	-	(10)	-	-
Petrochemical industrial complex	15	-	-	(1)	-	-	14
Work in progress	783	510	-	(487)	(3)	(11)	792
Advances to suppliers	19	23	-	(23)	-	(1)	18
Other goods	4	-	-	2	-	-	6
Total at 12.31.2019	4,868	591	(112)	-	(40)	(73)	5,234
Total at 12.31.2018	4,317	665	(56)	-	(58)	-	4,868

(1)   Includes the transfer of materials and spare parts to the item "Inventories" of the current asset.

	Depreciation
							Net book values
Type of good	At the beginning	Decreases	Impairment	For the year	Traslation effect	At the end	At the end	At 12.31.2018

Land	-	-	-	-	-	-	14	22
Buildings	(74)	1	5	(7)	-	(75)	127	133
Equipment and machinery	(384)	4	41	(72)	-	(411)	843	667
High, medium and low voltage lines	(323)	4	-	(35)	10	(344)	705	687
Substations	(105)	-	-	(13)	3	(115)	252	260
Transforming chamber and platforms	(57)	-	-	(8)	2	(63)	156	151
Meters	(80)	-	-	(10)	3	(87)	139	129
Wells	(321)	-	-	(65)	-	(386)	286	241
Mining property	(119)	-	4	(29)	-	(144)	109	148
Vehicles	(16)	-	-	(5)	-	(21)	1	6
Furniture and fixtures and software equipment	(48)	-	-	(9)	-	(57)	17	19
Communication equipments	(10)	-	-	-	-	(10)	5	5
Materials and spare parts	(2)	-	-	(1)	-	(3)	34	30
Distribution storage center	(2)	3	-	-	-	1	1	8
Petrochemical industrial complex	(7)	-	-	(1)	-	(8)	6	8
Work in progress	-	-	-	-	-	-	792	783
Advances to suppliers	-	-	-	-	-	-	18	19
Other goods	(4)	-	-	-	-	(4)	2	-
Total at 12.31.2019	(1,552)	12	50	(255)	18	(1,727)	3,507
Total at 12.31.2018	(1,358)	9	24	(227)	-	(1,552)		3,316

Changes in intangible assets
Original values

Type of good	At the beginning	Traslate Effect	At the end

Concession agreements	272	(2)	270
Goodwill	35	-	35
Intangibles identified in acquisitions of companies	7	-	7
Total at 12.31.2019	314	(2)	312
Total at 12.31.2018	314	-	314

	Depreciation

Type of good	At the beginning	For the year	At the end

Concession agreements	(151)	(8)	(159)
Intangibles identified in acquisitions of companies	(2)	-	(2)
Total at 12.31.2019	(153)	(8)	(161)
Total at 12.31.2018	(146)	(7)	(153)

	Net book values

Type of good	At the end	At 12.31.2018

Concession agreements	111	121
Goodwill	35	35
Intangibles identified in acquisitions of companies	5	5
Total at 12.31.2019	151
Total at 12.31.2018		161

Deferred tax assets and liabilities
	12.31.2018	Profit (loss)	Gain on monetary position, net	12.31.2019
Tax loss carryforwards	52	59	-	111
Trade and other receivables	14	(1)	-	13
Trade and other payables	52	(37)	(2)	13
Salaries and social security payable	1	1	-	2
Defined benefit plans	9	(2)	-	7
Provisions	32	7	-	39
Taxes payable	6	(6)	-	-
Adjustment for tax inflation	-	8	-	8
Other	2	(2)	-	-
Deferred tax asset	168	27	(2)	193
Property, plant and equipment	(334)	(55)	5	(384)
Adjustment for tax inflation	-	(99)	-	(99)
Investments in companies	(19)	11	-	(8)
Intangible assets	(193)	175	5	(13)
Inventory	-	(10)	-	(10)
Trade and other receivables	(9)	5	-	(4)
Financial assets at fair value through profit and loss	(9)	(2)	-	(11)
Cash and cash equivalents	-	-	-	-
Borrowings	(3)	3	-	-
Taxes payable	-	(4)	-	(4)
Other	(6)	6	-	-
Deferred tax liabilities	(573)	30	10	(533)

	12.31.2017	Profit (loss)	Other comprehensive income (loss)	12.31.2018
Tax los-carryforwards	64	(12)	-	52
Trade and other receivables	4	10	-	14
Derivative financial instruments	-	-	-	-
Financial assets at fair value through profit and loss	-	-	-	-
Trade and other payables	46	6	-	52
Salaries and social security payable	-	1	-	1
Defined benefit plans	11	(3)	1	9
Provisions	29	3	-	32
Taxes payable	7	(1)	-	6
Liabilities associated to assets classified as held for sale	14	(14)	-	-
Other	2	-	-	2
Deferred tax asset	177	(10)	1	168
Property, plant and equipment	(443)	108	-	(335)
Investments in companies	(52)	35	(2)	(19)
Intangible assets	(2)	(190)	-	(192)
Trade and other receivables	(27)	17	-	(10)
Financial assets at fair value through profit and loss	(3)	(6)	-	(9)
Borrowings	(5)	2	-	(3)
Assets classified as held for sale	(33)	33	-	-
Other	(4)	(1)	-	(5)
Deferred tax liabilities	(569)	(2)	(2)	(573)

Net deferred tax assets and liabilities
	12.31.2019	12.31.2018
Deferred tax asset	28	2
Deferred tax liabilities	(368)	(407)
Deferred tax liabilities, net	(340)	(405)

Inventories
	12.31.2019	12.31.2018

Materials and spare parts	95	94
Advances to suppliers	21	2
In process and finished products	37	40
Stock crude oil	-	1
Total	153	137

Provisions
	12.31.2019	12.31.2018
Non-Current
Provisions for contingencies	123	125
Asset retirement obligation and dismantling of wind turbines	20	20
Environmental remediation	1	1
Other provisions	1	-
	145	146

Current
Provisions for contingencies	16	17
Asset retirement obligation and dismantling of wind turbines	2	2
Environmental remediation	2	4
Other provisions	-	-
	20	23

Changes in provisions
	12.31.2019
	For contingencies	Asset retirement obligation and dismantling of wind turbines	For environmental remediation

At the beginning of the year	142	22	5
Increases	41	3	-
Decreases	(10)	-	(2)
Exchange differences on translation	(4)	-	-
Gain on monetary position, net	(17)	-	-
Reversal of unused amounts	(13)	(3)	-
At the end of the year	139	22	3

	12.31.2018
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	141	42	6
Increases	106	37	6
Reclasification	-	(18)	-
Gain on monetary position, net	(52)	(18)	(2)
Decreases	(23)	(5)	(5)
Reversal of unused amounts	(30)	(16)	-
At the end of the year	142	22	5

	12.31.2017
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	199	91	17
Increases	43	29	4
Reclasification	(9)	(1)	1
Reclasification to liabilities associated to assets classified as held for sale	-	(34)	(7)
Gain on monetary position, net	(37)	(18)	(3)
Decreases	(39)	(7)	(6)
Reversal of unused amounts	(16)	(18)	-
At the end of the year	141	42	6

Income tax and minimum notional income tax liability
	12.31.2019	12.31.2018
Non-current
Income tax, net of witholdings and advances	10	27
Total non current	10	27

Current
Income tax, net of witholdings and advances	53	25
Minimum notional income tax, net of witholdings and advances	-	4
Total current	53	29

Tax liabilities
	12.31.2019	12.31.2018
Non-current
Value added tax	-	4
Sales tax	1	1
Payment plans	-	2
Extraordinary Canon	3	7
Total non-current	4	14

Current
Value added tax	38	21
Municipal, provincial and national contributions	3	3
Personal assets tax provision	3	-
Payment plans	1	1
Municipal taxes	2	3
Tax withholdings to be deposited	6	9
Royalties	4	5
Extraordinary Canon	12	10
Other	3	2
Total current	72	54

Defined benefit plan information
	12.31.2019
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	40	(5)	35
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	15	(2)	13
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	-	(2)
Benefit payments	(2)	-	(2)
Gain on monetary position, net	(18)	2	(16)
At the end	36	(5)	31

	12.31.2018
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	47	(3)	44
Items classified in profit or loss
Current services cost	2	-	2
Cost for interest	9	(1)	8
Past services cost	(5)	-	(5)
Items classified in other comprehensive income
Actuarial losses (gains)	6	(2)	4
Benefit payments	(3)	-	(3)
Increase for subsidiries acquisition	(16)	1	(15)
At the end	40	(5)	35

	12.31.2017
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	58	(8)	50
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	12	(1)	11
Past services cost	1	-	1
Items classified in other comprehensive income
Actuarial losses (gains)	(1)	-	(1)
Exchange differences on translation	1	(1)	-
Benefit payments	(2)	-	(2)
Reclasification to liabilities associated to assets classified as hed for sale	(11)	4	(7)
Gain (loss) on net monetary position	(14)	3	(11)
At the end	47	(3)	44

Estimated expected benefits payments
12.31.2019
Less than one year	4
One to two years	3
Two to three years	2
Three to four years	2
Four to five years	2
Six to ten years	11

Principal actuarial assumptions
	12.31.2019	12.31.2018	12.31.2017
Discount rate	5%	5%	5%
Salaries increase	1%	1%	1%
Average inflation	50%	27%	21%

Sensitivity analyses on actuarial assumptions variations
12.31.2019

Discount rate: 4%	39
Obligation	3
Variation	10%

Discount rate: 6%	33
Obligation	(3)
Variation	(9%)

Salaries increase: 0%	34
Obligation	(2)
Variation	(5%)

Salaries increase: 2%	38
Obligation	2
Variation	6%

Salaries and social security payable
	12.31.2019	12.31.2018
Non-current
Seniority - based bonus	3	4
Early retirements payable	1	-
Total non-current	4	4

Current
Salaries and social security contributions	22	24
Provision for vacations	17	19
Provision for gratifications and annual bonus for efficiency	26	29
Total current	65	72